Investments - Available for sale fixed maturities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	$ 36,144	$ 34,024
Fixed maturities, Available for sale, Fair Value	37,899	34,132
Total fixed maturities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	36,144	34,024
Fixed maturities, Available for sale, Gross Unrealized, Gains	1,823	632
Fixed maturities, Available for sale, Gross Unrealized, Losses	(68)	(524)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	1,755	108
Fixed maturities, Available for sale, Fair Value	37,899	34,132
U.S. Government and government agencies
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	38	41
Fixed maturities, Available for sale, Gross Unrealized, Gains	7	1
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	(3)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	7	(2)
Fixed maturities, Available for sale, Fair Value	45	39
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	4,080	4,195
Fixed maturities, Available for sale, Gross Unrealized, Gains	270	130
Fixed maturities, Available for sale, Gross Unrealized, Losses	(1)	(28)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	269	102
Fixed maturities, Available for sale, Fair Value	4,349	4,297
Foreign government
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	31	11
Fixed maturities, Available for sale, Gross Unrealized, Gains	3	2
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	3	2
Fixed maturities, Available for sale, Fair Value	34	13
Residential MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	1,909	1,749
Fixed maturities, Available for sale, Gross Unrealized, Gains	193	203
Fixed maturities, Available for sale, Gross Unrealized, Losses	(3)	(4)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	190	199
Fixed maturities, Available for sale, Fair Value	2,099	1,948
Commercial MBS
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	807	822
Fixed maturities, Available for sale, Gross Unrealized, Gains	28	16
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	(2)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	28	14
Fixed maturities, Available for sale, Fair Value	835	836
Collateralized loan obligations
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	3,401	3,440
Fixed maturities, Available for sale, Gross Unrealized, Gains	8	0
Fixed maturities, Available for sale, Gross Unrealized, Losses	(30)	(57)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	(22)	(57)
Fixed maturities, Available for sale, Fair Value	3,379	3,383
Other asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	5,265	4,067
Fixed maturities, Available for sale, Gross Unrealized, Gains	138	122
Fixed maturities, Available for sale, Gross Unrealized, Losses	(16)	(19)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	122	103
Fixed maturities, Available for sale, Fair Value	5,387	4,170
Corporate and other
Debt Securities, Available-for-sale [Line Items]
Fixed maturities, Available for sale, Amortized Cost	20,613	19,699
Fixed maturities, Available for sale, Gross Unrealized, Gains	1,176	158
Fixed maturities, Available for sale, Gross Unrealized, Losses	(18)	(411)
Fixed maturities, Available for sale, Net Unrealized, Gains (Losses)	1,158	(253)
Fixed maturities, Available for sale, Fair Value	$ 21,771	$ 19,446